Supplemental Financial Statement Information - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 24,407	$ 60,813
Accumulated depreciation and amortization	(10,338)	(4,741)
Total property and equipment, net	14,069	56,072
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	15,459
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	18,086
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	868	3,393
Medical and surgical equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	2,953
Electrical and other equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	21	508
Computer equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,222	12,029
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	302	185
Capitalized software development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,404	3,837
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,590	$ 4,363